DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments, Gains (Losses) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (365)	$ (131)	$ (241)	$ (52)
Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(2)	141	(12)	276
Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(355)	(237)	(200)	(294)
Funds withheld arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (8)	$ (35)	$ (29)	$ (34)